SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

14. SHARE-BASED COMPENSATION

On March 11, 2015, the Board of Directors of the Company approved and adopted the 2015 Stock Incentive Plan (the “2015 Plan”), under which the Company reserves 1,551,724 shares to motivate directors, employees and consultants of the Group. Stock options granted to an employee under the 2015 Plan are generally subject to a four-year service schedule, under which 25% of the option shall vest on the first anniversary of the vesting commencement date, and the remaining portion shall vest monthly over subsequent 36 months on a pro-rata basis. In addition, no options can be exercised until the Company completes an initial public offering.

On June 15, 2020, the Board of Directors of the Company approved and adopted the 2020 Share Incentive Plan (the “2020 Plan”), under which the Company reserves 758,783 shares to motivate directors, employees and consultants of the Group. Stock options granted to an employee under the 2020 Plan are generally subject to a four-year service schedule, under which 25% of the option shall vest on the first anniversary of the vesting commencement date, and the remaining portion shall vest monthly over subsequent 36 months on a pro-rata basis.

On August 24, 2021, the Board of Directors of the Company approved and adopted the 2021 Share Incentive Plan (the “2021 Plan”), under which the Company reserves 833,550 shares to motivate directors, employees and consultants of the Group. Stock options granted to an employee under the 2021 Plan are generally subject to a four-year service schedule, under which 25% of the option shall vest on the first anniversary of the vesting commencement date, and the remaining portion shall vest monthly over subsequent 36 months on a pro rata basis.

In June 2020, the Company granted 303,513 share options to Mr. Baoli Ma, founder, Chairman and Chief Executive Officer of the Company, under the 2020 Plan. Such share options were vested and exercisable upon the completion of an IPO of the Company with exercise price of US$0.01 per share option. The Company recorded compensation expenses of RMB68,166,664 in general and administrative expenses for the year ended December 31, 2020 relating to these options.

Since the exercisability of all share options granted prior to the Company’s initial public offering is dependent upon the completion of an initial public offering of the Company, no compensation expense relating to the options was recorded for the years ended December 31, 2019. Upon the completion of IPO, the Company immediately recognized share-based compensation expenses of RMB139,374,113 of share options vested cumulatively.

In October 2020, the Company granted 268,487 share options to a former employee in recognition of his past service to the Company. The Company recorded compensation expenses of RMB31,082,306 in general and administrative expenses for the year ended December 31, 2020 relating to these options.

The following table sets forth the stock options activity for the year ended December 31, 2021:

		Weighted	Weighted
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	shares	price	years	value
		US$		US$
Outstanding as of January 1, 2021	2,005,600	0.01
Granted	508,619	0.01
Expired	(304)	0.01
Exercised	(907,779)	0.01
Forfeited	(234,872)	0.01
Outstanding as of December 31, 2021	1,371,264	0.01	8.24	4,182,355

Vested and expect to be vested as of December 31, 2021	1,371,264	0.01	8.24	4,182,355
Exercisable as of December 31, 2021	809,499	0.01	7.80	2,468,972

14. SHARE-BASED COMPENSATION (Continued)

The fair value of the options is estimated on the dates of grant using the binomial option pricing model with the following key assumptions used:

	2019	2020	2021
Risk-free rate of return (per annum)	1.78%-2.56%	0.23%-1.70%	1.61%
Volatility	57.20%-60.91%	50.92%-56.70%	59.23%
Expected dividend yield	0%	0%	0%
Exercise multiple	2.2-2.8	2.2-2.8	2.2-2.8
Fair value of underlying ordinary share	US$17.95-US$31.15	US$17.11-US$37.71	US$5.96
Expected term	10 years	10 years	10 years

The expected volatility was estimated based on the historical volatility of the Company and comparable peer public companies with a time horizon close to the expected term of the Company’s options. The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in USD for a term consistent with the expected term of the Company’s options in effect at the option valuation date. The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. Expected dividend yield is zero as the Company has never declared or paid any cash dividends on its shares, and the Company does not anticipate any dividend payments in the foreseeable future.

The weighted average grant date fair value of the share options for the years ended December 31, 2019, 2020 and 2021 were US$29.02, US$28.70 and US$16.19, respectively.

Compensation costs recognized for share options for the year ended December 31, 2019, 2020 and 2021 were allocated to the following expense items:

	As of December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cost of revenues	—	11,698,603	2,140,523
Selling and marketing expenses	—	16,922,885	7,678,679
Technology and product development expenses	—	16,737,624	5,261,232
General and administrative expenses	—	141,544,319	830,710
Total share option compensation expenses	—	186,903,431	15,911,144

As of December 31, 2021, RMB40,677,525 of total unrecognized compensation expense related to non-vested share options is expected to be recognized over a weighted average period of 2.76 years.